Short-term loans (Details Narrative) - USD ($)	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Bank Loans [member]
IfrsStatementLineItems [Line Items]
Bank loans		$ 2,125,367	$ 8,096,627
Interest rate		2.22%	3.53%
Bank Loans [member] | Nonadjusting Events [member]
IfrsStatementLineItems [Line Items]
Bank loans	$ 1,424,060
Other loans from related party [member]
IfrsStatementLineItems [Line Items]
Other loans from a related party		$ 8,249,052
Interest rate		50.00%
Other loans from related party [member] | Yu ning chiang [member]
IfrsStatementLineItems [Line Items]
Interest rate		0.50%